Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Administrative Shares (STFAX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.15%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.21%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$81	$155	$375

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Class R Shares

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.60%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.66%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$223	$403	$924

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Service Shares (STBIX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.31%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$113	$211	$500

Administrative Shares | State Street Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Administrative Shares (STFAX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.15%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.21%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$81	$155	$375

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Reflects estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Administrative Shares | State Street Equity 500 Index Fund | Administrative Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.02%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.21%
1 Year	rr_ExpenseExampleYear01	22
3 Years	rr_ExpenseExampleYear03	81
5 Years	rr_ExpenseExampleYear05	155
10 Years	rr_ExpenseExampleYear10	375
Class R Shares | State Street Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Class R Shares

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.60%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.66%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$223	$403	$924

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Reflects estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class R Shares | State Street Equity 500 Index Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.02%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	403
10 Years	rr_ExpenseExampleYear10	924
Service Shares | State Street Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Service Shares (STBIX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.31%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$113	$211	$500

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Reflects estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Service Shares | State Street Equity 500 Index Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.02%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	211
10 Years	rr_ExpenseExampleYear10	$ 500

[1]	Reflects estimated amounts for the current fiscal year.
[2]	The fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund's Board of Trustees.